Consolidated statements of financial position R$ in Thousands, $ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Current assets
Cash and cash equivalents	R$ 48,900	R$ 12,301
Financial investments	574,804	806,789
Trade receivables	329,428	136,611
Inventories	40,106	15,131
Recoverable taxes	15,612	11,227
Financial instruments from acquisition of interests	3,794
Related parties	1,298
Other assets	14,630	6,091
Total current assets	1,028,572	988,150
Non current assets
Financial instruments from acquisition of interests	32,152	26,630
Deferred income tax	156,748	99,460
Recoverable taxes	6,613	1,033
Financial investments	4,690	4,370
Related parties	14,813	1,226
Other assets	14,399	1,060
Investments and interests in other entities	48,574	11,862
Property and equipment	21,328	13,347
Right-of-use assets	21,631
Intangible assets	1,811,903	187,740
Total non current assets	2,132,851	346,728
Total assets	3,161,423	1,334,878
Current liabilities
Trade payables	34,521	14,845
Labor and social obligations	68,511	15,888
Taxes and contributions payable	7,508	2,555
Income taxes payable	52,038	17,294
Advances from customers	25,626	5,997
Lease liabilities	6,845
Loans and financing	98,561
Financial instruments from acquisition of interests		51
Accounts payable to selling shareholders	117,959	830
Other liabilities	607	428
Total current liabilities	412,176	57,888
Non-current liabilities
Labor and social obligations	2,801
Lease liabilities	19,012
Financial instruments from acquisition of interests	33,940	25,046
Provision for legal proceedings	251	131
Deferred income tax		1,378
Accounts payable to selling shareholders	1,098,273	180,551
Other liabilities	160
Total non current liabilities	1,154,437	207,106
Total liabilities	1,566,613	264,994
Equity
Share capital	11	10
Capital reserve	1,607,622	1,089,505
Share-based compensation reserve	84,546	67,350
Accumulated losses	(97,369)	(86,687)
Equity attributable to equity holders of the parent	1,594,810	1,070,178
Non-controlling interests		(294)
Total equity	1,594,810	1,069,884
Total liabilities and equity	R$ 3,161,423	R$ 1,334,878